UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8092
Western Asset Worldwide Income Fund Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

WESTERN ASSET WORLDWIDE
INCOME FUND INC.
FORM N-Q
JULY 31, 2007

Western Asset Worldwide Income Fund Inc.
Schedule of Investments (unaudited)
July 31, 2007

Face
Amount†		Security	Value

SOVEREIGN BONDS — 69.3%
Argentina — 3.9%
		Republic of Argentina:
5,000,000	DEM	10.500% due 11/14/02 (a)	$1,183,035
3,500,000	DEM	7.000% due 3/18/04 (a)	861,863
2,238,397	ARS	Bonds, 2.000% due 1/3/10 (b)	1,506,372
159,000		Bonds, Series VII, 7.000% due 9/12/13	141,921
4,872,391	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	1,760,976
		GDP Linked Securities:
1,565,000		0.624% due 12/15/35 (b)	207,362
29,967,661	ARS	0.649% due 12/15/35 (b)	1,029,073
1,700,000	EUR	0.662% due 12/15/35 (b)	284,376
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/04 (a)(c)	863,824
2,000,000,000	ITL	7.000% due 3/18/04 (a)	485,085

		Total Argentina	8,323,887

Brazil — 22.6%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	527
31,318,000	BRL	10.000% due 7/1/10 (d)	16,340,603
		Federative Republic of Brazil:
20,384,000		11.000% due 8/17/40 (d)	26,356,512
		Collective Action Securities:
2,130,000		8.750% due 2/4/25	2,581,028
3,060,000		Notes, 8.000% due 1/15/18	3,318,570
54		MYDFA, 6.143% due 9/15/07 (b)(c)(e)	54

		Total Brazil	48,597,294

Colombia — 4.4%
8,835,000		Republic of Colombia, 7.375% due 9/18/37 (d)	9,422,528

Ecuador — 1.1%
2,680,000		Republic of Ecuador, 10.000% due 8/15/30 (e)	2,267,950

Egypt — 0.5%
5,790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (e)	1,033,156

El Salvador — 0.7%
		Republic of El Salvador:
153,000		7.750% due 1/24/23 (e)	173,655
1,099,000		8.250% due 4/10/32 (e)	1,318,800

		Total El Salvador	1,492,455

Indonesia — 3.0%
		Republic of Indonesia:
825,000		8.500% due 10/12/35 (e)	934,313
11,865,000,000	IDR	Series FR40, 11.000% due 9/15/25	1,403,224
9,706,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,081,687
15,245,000,000	IDR	Series FR43, 10.250% due 7/15/22	1,701,233
11,529,000,000	IDR	Series FR45, 9.750% due 5/15/37	1,226,388

		Total Indonesia	6,346,845

Mexico — 4.6%
		United Mexican States:
5,610,000		8.125% due 12/30/19 (d)	6,647,850
2,585,000		Medium-Term Notes, 8.300% due 8/15/31	3,215,094

		Total Mexico	9,862,944

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.
Schedule of Investments (unaudited) (continued)
July 31, 2007

Face
Amount†	Security	Value

Panama — 3.6%
	Republic of Panama:
2,653,000	7.250% due 3/15/15	$2,792,283
1,290,000	9.375% due 4/1/29	1,677,000
3,344,000	6.700% due 1/26/36	3,335,640

	Total Panama	7,804,923

Peru — 3.3%
	Republic of Peru:
2,467,000	8.750% due 11/21/33	3,136,174
3,889,000	Bonds, 6.550% due 3/14/37	3,854,971

	Total Peru	6,991,145

Russia — 3.2%
	Russian Federation:
3,940,000	11.000% due 7/24/18 (e)	5,456,900
760,000	12.750% due 6/24/28 (e)	1,326,200

	Total Russia	6,783,100

Turkey — 9.2%
	Republic of Turkey:
1,490,000	11.500% due 1/23/12	1,775,894
730,000	11.000% due 1/14/13	871,665
425,000	7.250% due 3/15/15	435,094
7,472,000	11.875% due 1/15/30 (d)	11,362,110
463,000	Collective Action Securities, Notes, 9.500% due 1/15/14	529,556
5,228,000	Notes, 6.875% due 3/17/36	4,881,645

	Total Turkey	19,855,964

Uruguay — 1.0%
537,333	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	574,946
1,483,288	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (f)	1,616,784

	Total Uruguay	2,191,730

Venezuela — 8.2%
	Bolivarian Republic of Venezuela:
365,000	8.500% due 10/8/14	371,387
9,837,000	5.750% due 2/26/16 (d)	8,361,450
2,234,000	7.650% due 4/21/25	2,044,110
	Collective Action Securities:
5,996,000	9.375% due 1/13/34 (d)	6,408,225
445,000	Notes, 10.750% due 9/19/13	500,069

	Total Venezuela	17,685,241

	TOTAL SOVEREIGN BONDS
	(Cost — $145,994,846)	148,659,162

CORPORATE BONDS & NOTES — 23.0%
Brazil — 3.5%
	Vale Overseas Ltd., Notes:
1,439,000	8.250% due 1/17/34	1,631,855
6,071,000	6.875% due 11/21/36	5,935,920

	Total Brazil	7,567,775

India — 0.1%
244,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(e)	232,023

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.
Schedule of Investments (unaudited) (continued)
July 31, 2007

Face
Amount†		Security	Value

Kazakhstan — 1.3%
1,200,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (e)	$1,257,000
630,000		HSBK Europe BV, 7.250% due 5/3/17 (e)	600,894
		TuranAlem Finance BV, Bonds:
550,000		8.250% due 1/22/37 (e)	488,125
421,000		8.250% due 1/22/37 (e)	373,637

		Total Kazakhstan	2,719,656

Mexico — 3.2%
		Axtel SAB de CV:
110,000		11.000% due 12/15/13	119,350
40,000		7.625% due 2/1/17 (e)	38,100
760,000		Senior Notes, 7.625% due 2/1/17 (e)	723,900
120,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	127,200
		Pemex Project Funding Master Trust:
4,570,000		Bonds, 6.625% due 6/15/35	4,478,518
1,100,000		Guaranteed Bonds, 9.500% due 9/15/27	1,441,000

		Total Mexico	6,928,068

Russia — 10.1%
5,870,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)(e)	7,145,551
		Gazprom:
		Bonds:
119,800,000	RUB	Series A7, 6.790% due 10/29/09	4,733,175
39,930,000	RUB	Series A8, 7.000% due 10/27/11	1,600,264
250,000		Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (e)	239,700
52,630,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	2,090,012
		Russian Agricultural Bank, Loan Participation Notes:
2,244,000		7.175% due 5/16/13 (e)	2,308,627
1,289,000		6.299% due 5/15/17 (e)	1,223,003
1,730,000		TNK-BP Finance SA, 7.500% due 7/18/16 (e)	1,740,812
460,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16	472,176

		Total Russia	21,553,320

Thailand — 1.8%
3,880,000		True Move Co., Ltd., 10.375% due 8/1/14 (e)	3,856,332

United States — 0.9%
1,830,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,926,075

Venezuela — 2.1%
4,613,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (e)	4,546,070

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $49,336,415)	49,329,319

LOAN PARTICIPATIONS — 0.2%
United States — 0.2%
58,011		Ashmore Energy International, Synthetic Revolving Department, (Credit Suisse) 8.250% due 3/30/14 (b)(g)	56,851
441,989		Ashmore Energy Term Loan, (Credit Suisse) 8.350% due 3/30/14 (b)(g)	433,149

		TOTAL LOAN PARTICIPATIONS
		(Cost — $498,798)	490,000

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.
Schedule of Investments (unaudited) (continued)
July 31, 2007

Warrants	Security	Value

WARRANT — 0.4%
23,180	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20
	(Cost — $0)	$869,250

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $195,830,059)	199,347,731

Face
Amount †

SHORT-TERM INVESTMENTS — 7.1%
Sovereign Bonds — 5.0%
7,333,000	MYR	Bank Negara Malaysia Monetary Notes, Series 2307, zero coupon bond to yield 3.490% due 1/17/08	2,082,831
		Egypt Treasury Bills:
46,200,000	EGP	Zero coupon bond to yield 9.091% due 10/30/07	7,988,889
3,175,000	EGP	Zero coupon bond to yield 9.040% due 11/6/07	551,026

		Total Sovereign Bonds
		(Cost — $10,526,033)	10,622,746

U.S. Government Agency — 0.3%
650,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (h)(i)
		(Cost — $629,285)	629,595

Repurchase Agreement — 1.8%
3,907,000		Morgan Stanley repurchase agreement dated 7/31/07, 5.230% due 8/1/07;
		Proceeds at maturity — $3,907,568; (Fully collateralized by U.S. government agency obligations 5.50% due 3/21/12; Market value — $3,988,707)
		(Cost — $3,907,000)	3,907,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $15,062,318)	15,159,341

		TOTAL INVESTMENTS — 100.0% (Cost — $210,892,377#)	$214,507,072

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(c)	Illiquid security.

(d)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Participation interest was acquired through the financial institution indicated parenthetically.

(h)	All or a portion of this security is held as collateral for open futures contracts.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARS — Argentine Peso
BRL — Brazilian Real
DEM — German Mark
EGP — Egyptian Pound
EUR — Euro
GDP — Gross Domestic Product
IDR — Indonesian Rupiah
ITL — Italian Lira
MYDFA — Multi-Year Depository Facility Agreement
MYR — Malaysian Ringgit
OJSC — Open Joint Stock Company
RUB — Russian Ruble
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.
(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability
(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Other Risks. Consistent with their objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,629,786
Gross unrealized depreciation	(4,015,161)

Net unrealized appreciation	$3,614,695

At July 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
U.S. Treasury 5 Year Note	179	9/07	$18,769,367	$18,878,906	$109,269

Contracts to Sell:
U.S. Treasury 10 Year Note	377	9/07	$39,848,701	$40,498,047	$(649,346)

Net Unrealized Loss on Open Futures Contracts					$(540,077)

At July 31, 2007, the Fund held loan participation with a total cost of $498,798 and a total market value $490,000.
At July 31, 2007, the Fund had the following open reverse repurchase agreements:

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$7,974,031	Reverse Repurchase Agreement with Credit Suisse, dated 7/1/07 bearing 3.900% to be repurchased at an amount and date to be determined, collateralized by: $5,767,000 Republic of Turkey 11.875% due 1/15/30; Market value (including accrued interest) - $8,801,080	$7,974,031
2,355,564	Reverse Repurchase Agreement with Deutsche Bank, dated 7/19/07 bearing 4.25% to be repurchased at an amount and date to be determined, collateralized by: $1,705,000 Republic of Turkey 11.875% due 1/15/30; Market value (including accrued interest) - $2,602,019.	2,355,564
7,995,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/30/07 bearing 5.200% to be repurchased at an amount and date to be determined, collateralized by: $6,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) - $8,058,941.	7,995,000
6,526,850	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/31/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $5,500,000 United States of Mexico, 8.125% due 12/30/19; Market value (including accrued interest) - $6,556,571.	6,526,850

	Total Reverse Repurchase Agreements
	(Proceeds — $24,851,445)	$24,851,445
Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$11,612,749	4.002%	$34,203,641
* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 0.750% to 5.250% during the period ended July 31, 2007. Interest expense incurred on reverse repurchase agreements totaled $352,473.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: September 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: September 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

Date: September 26, 2007